Amounts Due to Subsidiaries' Non-Controlling Shareholders (Tables)	12 Months Ended
Dec. 31, 2025
Amounts Due to Subsidiaries
Schedule of Due to Subsidiaries
	As of December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Interest-free	24,322	63,019	64,081
Interest bearing at Hong Kong Inter-bank Offered Rate (“HIBOR”) plus 1.15% per annum	21,762	—	—
Interest bearing at 2 times of HIBOR plus 1.15% per annum	7,643	—	—
	53,727	63,019	64,081